Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net income / (loss)	$ 18,873	$ 1,945	$ 28,855	$ (4,412)
Other comprehensive income, net of tax
Foreign currency translation adjustments
Total comprehensive income / (loss), net of tax	$ 18,873	$ 1,945	$ 28,855	$ (4,412)